PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,	December 31,
	2021	2020
Telecommunication equipment and computers	$299,095	$297,177
Vehicle	23,805	23,805
Office furniture and fixtures	9,325	9,325
Less: accumulated depreciation	(216,308)	(155,343)

	$115,917	$174,964

Depreciation expense for the year ended December 31, 2021 and 2020 was $60,000 and $70,440, respectively.